Liability for Pension and Other Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2012
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets and Pension Plans with Projected Benefit Obligations in Excess of Plan Assets

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥108,512	¥109,556	$1,323,317
Plan assets	68,793	73,171	838,939
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥116,386	¥126,307	$1,419,341
Plan assets	69,360	82,238	845,854

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2013	¥11,021
2014	7,210
2015	8,012
2016	8,852
2017	8,762
Through 2018-2022	¥40,179

Pension Plans, Defined Benefit
Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Change in benefit obligations:
Benefit obligations, beginning of year	¥134,360	¥137,452	$1,638,536
Service cost	7,493	6,630	91,378
Interest cost	3,475	3,585	42,378
Actuarial loss	2,520	1,854	30,732
Plan participants’ contributions	87	55	1,061
Acquisition	140	125	1,707
Benefits paid	(12,646)	(13,505)	(154,219)
Foreign currency exchange rate change	(857)	(1,836)	(10,451)

Benefit obligations, end of year	¥134,572	¥134,360	$1,641,122

Change in plan assets:
Fair value of plan assets, beginning of year	¥92,291	¥94,403	$1,125,500
Actual return on plan assets	1,010	251	12,317
Employers’ contributions	5,447	7,318	66,427
Plan participants’ contributions	48	55	585
Acquisition	6	55	73
Benefits paid	(9,106)	(8,381)	(111,049)
Foreign currency exchange rate change	(635)	(1,410)	(7,743)

Fair value of plan assets, end of year	¥89,061	¥92,291	$1,086,110

Funded status, end of year	¥(45,511)	¥(42,069)	$(555,012)

Prepaid benefit cost	¥1,799	¥2,000	$21,939
Other current liabilities	(100)	(49)	(1,220)
Accrued benefit liability	(47,210)	(44,020)	(575,731)

	¥(45,511)	¥(42,069)	$(555,012)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥37,701	¥36,922	$459,768
Prior service cost	2,142	1,491	26,122

	¥39,843	¥38,413	$485,890

Net Periodic Cost of Benefit Plans

Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2012, 2011 and 2010, consisted of the following components:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Service cost – Benefits earned during the year	¥7,493	¥6,630	¥7,224	$91,378
Interest cost on projected benefit obligations	3,475	3,585	3,745	42,378
Expected return on plan assets	(2,727)	(2,961)	(2,452)	(33,256)
Amortization of actuarial loss	2,571	2,285	2,478	31,354
Amortization of prior service cost	236	227	179	2,878
Curtailment and settlement gain	—	(12)	(28)	—

Net periodic cost	¥11,048	¥9,754	¥11,146	$134,732

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current year actuarial loss	¥3,350	¥4,216	$40,854
Amortization of actuarial loss	(2,571)	(2,273)	(31,354)
Current year prior service cost	887	348	10,817
Amortization of prior service cost	(236)	(227)	(2,878)

	¥1,430	¥2,064	$17,439

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows.

	Millions of yen	Thousands of U.S. dollars
Amortization of actuarial loss	¥2,727	$33,256
Amortization of prior service cost	279	3,402

Weighted-Average Assumptions used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2012	2011	2012	2011
Discount rate	2.0%	2.0%	5.5%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	—	—
Assumed rate of increase in future compensation levels	2.3%	2.6%	4.6%	4.6%

Weighted Average Assumptions used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2012	2011	2010	2012	2011	2010
Discount rate	2.0%	2.0%	2.0%	6.0%	6.0%	6.9%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.9%	3.8%	3.9%	—	—	—
Assumed rate of increase in future compensation levels	2.6%	2.6%	2.4%	4.6%	4.4%	4.1%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	6.5%	7.2%	7.6%

Fair Values of Benefit Plan Assets by Asset Class

The fair values of benefit plan assets at March 31, 2012 and 2011 are as follows:, by asset class are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥3,985	¥—	¥—	¥3,985
Equity securities
Japanese equities	7,152	459	—	7,611
Foreign equities	14,257	4,449	—	18,706
Pooled funds	4,485	619	—	5,104
Debt securities
Government bonds and municipal bonds	14,868	4,650	—	19,518
Corporate bonds	—	4,382	—	4,382
Other assets
Life insurance company general accounts	—	29,087	—	29,087
Other	42	170	456	668

Total	¥44,789	¥43,816	¥456	¥89,061

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,822	¥—	¥—	¥4,822
Equity securities
Japanese equities	7,569	386	—	7,955
Foreign equities	15,223	4,375	—	19,598
Pooled funds	4,252	571	—	4,823
Debt securities
Government bonds and municipal bonds	16,293	3,706	—	19,999
Corporate bonds	—	5,025	—	5,025
Other assets
Life insurance company general accounts	—	28,932	—	28,932
Other	38	653	446	1,137

Total	¥48,197	¥43,648	¥446	¥92,291

At March 31, 2012	Thousands of U.S dollars
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$48,598	$—	$—	$48,598
Equity securities
Japanese equities	87,220	5,598	—	92,818
Foreign equities	173,866	54,256	—	228,122
Pooled funds	54,695	7,549	—	62,244
Debt securities
Government bonds and municipal bonds	181,317	56,706	—	238,023
Corporate bonds	—	53,439	—	53,439
Other assets
Life insurance company general accounts	—	354,720	—	354,720
Other	512	2,073	5,561	8,146

Total	$546,208	$534,341	$5,561	$1,086,110

(1) The plan’s equity securities include common stock of the Company in the amount of ¥45 million ($549 thousand) (0.08% of the Company’s total plan assets) and ¥41 million (0.07% of the Company’s total plan assets) at March 31, 2012 and 2011, respectively.

(2) The plan’s pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3) The plan’s government bonds and municipal bonds include approximately 50% Japanese bonds and 50% foreign bonds.

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2013	¥11,021
2014	7,210
2015	8,012
2016	8,852
2017	8,762
Through 2018-2022	¥40,179

Other Postretirement Benefit Plans, Defined Benefit
Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligations, beginning of year	¥8,309	¥9,416	$101,329
Service cost	218	227	2,659
Interest cost	436	452	5,317
Actuarial loss (gain)	795	(134)	9,695
Plan participants’ contributions	2	2	24
Medicare Part D	57	55	695
Benefits paid	(652)	(728)	(7,951)
Foreign currency exchange rate change	(74)	(981)	(902)

Accumulated postretirement benefit obligations, end of year	¥9,091	¥8,309	$110,866

Change in plan assets:
Fair value of plan assets, beginning of year	¥5,351	¥6,152	$65,256
Actual return on plan assets	298	424	3,634
Employer’s contributions	1,881	726	22,939
Plan participants’ contributions	2	2	24
Benefits paid	(1,205)	(1,303)	(14,695)
Foreign currency exchange rate change	(22)	(650)	(268)

Fair value of plan assets, end of year	¥6,305	¥5,351	$76,890

Funded status, end of year	¥(2,786)	¥(2,958)	$(33,976)

Prepaid benefit cost	¥704	¥719	$8,585
Other current liabilities	(37)	(38)	(451)
Accrued benefit liability	(3,453)	(3,639)	(42,110)

	¥(2,786)	¥(2,958)	$(33,976)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,657	¥3,050	$44,598
Prior service cost	543	551	6,622

	¥4,200	¥3,601	$51,220

Net Periodic Cost of Benefit Plans

Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2012, 2011 and 2010, included the following components:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Service cost – Benefits earned during the year	¥218	¥227	¥231	$2,659
Interest cost on projected benefit obligations	436	452	528	5,317
Expected return on plan assets	(320)	(302)	(324)	(3,902)
Amortization of actuarial loss	154	196	250	1,878
Amortization of prior service cost	64	65	70	780
Curtailment and settlement gain	—	—	(116)	—

Net periodic cost	¥552	¥638	¥639	$6,732

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current year actuarial loss (gain)	¥761	¥(256)	$9,280
Amortization of actuarial loss	(154)	(196)	(1,878)
Current year prior service cost	56	—	683
Amortization of prior service cost	(64)	(65)	(780)

	¥599	¥(517)	$7,305

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows.

	Millions of yen	Thousands of U.S. dollars
Amortization of actuarial loss	¥217	$2,646
Amortization of prior service cost	64	780

Weighted-Average Assumptions used to Determine Benefit Obligations

Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2012	2011
Discount rate	4.7%	5.6%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.9%	7.9%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	4	5

Weighted Average Assumptions used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2012	2011	2010
Discount rate	5.6%	5.4%	6.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long – term rate of return on plan assets	5.3%	5.6%	5.5%
Current healthcare cost trend rate	7.9%	7.8%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	5	7	7

Fair Values of Benefit Plan Assets by Asset Class

The fair values of postretirement benefit plan assets at March 31, 2012 and 2011, by asset class are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥281	¥—	¥—	¥281
Equity securities
Foreign equities	816	—	—	816
Pooled funds	1,427	—	—	1,427
Debt securities
Government bonds and municipal bonds	—	2,775	—	2,775
Corporate bonds	—	1,006	—	1,006

Total	¥2,524	¥3,781	¥—	¥6,305

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥283	¥—	¥—	¥283
Equity securities
Foreign equities	650	—	—	650
Pooled funds	1,101	—	—	1,101
Debt securities
Government bonds and municipal bonds	—	2,276	—	2,276
Corporate bonds	—	1,041	—	1,041

Total	¥2,034	¥3,317	¥—	¥5,351

At March 31, 2012	Thousands of U.S. dollars
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$3,427	$—	$—	$3,427
Equity securities
Foreign equities	9,951	—	—	9,951
Pooled funds	17,402	—	—	17,402
Debt securities
Government bonds and municipal bonds	—	33,842	—	33,842
Corporate bonds	—	12,268	—	12,268

Total	$30,780	$46,110	$—	$76,890

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2013	¥629
2014	656
2015	676
2016	692
2017	713
Through 2018-2022	¥3,882